Document And Entity Information - shares	12 Months Ended
	Oct. 31, 2022	Mar. 15, 2023
Document Information Line Items
Entity Registrant Name	Jiuzi Holdings, Inc.
Trading Symbol	JZXN
Document Type	20-F
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding		36,026,309
Amendment Flag	false
Entity Central Index Key	0001816172
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Oct. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40405
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No.168 Qianjiang Nongchang Gengwen Road
Entity Address, Address Line Two	15th Floor
Entity Address, Address Line Three	Economic and Technological Development Zone
Entity Address, City or Town	Hangzhou City
Entity Address, Postal Zip Code	310000
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value $0.001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	WWC, P.C.
Auditor Location	San Mateo, California
Auditor Firm ID	1171
Business Contact
Document Information Line Items
Entity Address, Address Line One	No.168 Qianjiang Nongchang Gengwen Road
Entity Address, Address Line Two	15th Floor
Entity Address, Address Line Three	Economic and Technological Development Zone
Entity Address, City or Town	Hangzhou City
Entity Address, Postal Zip Code	310000
Entity Address, Country	CN
Contact Personnel Name	Shuibo Zhang
City Area Code	+86
Local Phone Number	0571-82651956